(Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Securitisations
Disclosure of continuing involvement in derecognised financial assets [line items]
Amount available to be drawn under program		$ 125,000,000
Recognised trade accounts receivable transferred	$ 204,000,000	110,000,000
Recognised other long-term debt relating to financing program	$ 0	$ 68,000,000
Bottom of range [member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Utilisation rate on other long-term debt within securitization program	1.60%
Top of range [member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Utilisation rate on other long-term debt within securitization program	2.80%	4.10%
Top of range [member] | Securitisations
Disclosure of continuing involvement in derecognised financial assets [line items]
Continuing Involvement, Maximum Amount of Borrowings	$ 125,000,000	$ 83,000,000